Stock Awards (Tables)	3 Months Ended
Apr. 30, 2013
Stock Awards
Summary of stock option activity

The following table is a summary of stock option activity for the fiscal years ended January 31, 2012 and 2013:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	1,145,038	$0.90
Granted	922,794	5.28
Exercised	(159,102)	0.78
Forfeited	(36,639)	2.60

Outstanding at January 31, 2012	1,872,091	3.05
Granted	185,400	9.23
Exercised	(417,267)	1.33
Forfeited	(42,870)	4.05

Outstanding at January 31, 2013	1,597,354	4.19

        The following table is a summary of stock option activity for the three months ended April 30, 2013 (unaudited):

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2013	1,597,354	$4.19
Granted	167,604	10.78
Exercised	(122,094)	2.15
Forfeited	(21,109)	4.61

Outstanding at April 30, 2013	1,621,755	5.42

Summary of information about stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable as of January 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	100,332	3.16	$0.60	100,334	$0.60
0.78 - 0.98	352,599	5.85	0.83	346,976	0.83
1.65 - 2.23	178,643	7.68	2.00	103,823	1.95
5.48	660,462	8.50	5.48	258,148	5.48
5.93 - 6.23	167,289	8.86	5.98	53,553	5.95
8.83 - 10.45	88,390	9.39	9.38	7,562	9.13
10.78	49,639	9.79	10.78	275	10.78

	1,597,354			870,671

             The following table summarizes information about stock options outstanding and exercisable as of April 30, 2013 (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	84,982	2.88	$0.60	84,982	$0.60
0.78 - 0.98	291,513	5.59	0.84	288,550	0.84
1.65 - 2.23	149,274	7.43	1.99	92,397	1.97
5.48	635,926	8.26	5.48	276,312	5.48
5.93 - 6.23	161,718	8.61	5.98	64,689	5.97
8.83 - 10.45	82,981	9.15	9.41	12,080	9.10
10.78	215,361	9.77	10.78	6,480	10.78

	1,621,755			825,490

Schedule of restricted shares issued

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	46,692	$0.98
Vested	(31,128)	0.98

Outstanding at January 31, 2012	15,564	0.98
Vested	(15,564)	0.98

Outstanding at January 31, 2013	—	—

Schedule of weighted average assumptions used to compute the fair value of all options granted

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Risk-free interest rate	1.55% - 2.84%	1.08% - 2.70%	0.79% - 1.40%	1.35% - 1.40%	1.01% - 1.15%
Expected life	5.45 - 6.08 years	5.69 - 6.08 years	5.91 - 6.08 years	5.91 - 6.08 years	5.98 - 6.08 years
Expected dividend yield	—	—	—	—	—
Expected volatility	68.5% - 75.0%	58.3% - 59.2%	57.9% - 59.9%	57.9%	56.8%

Schedule of weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted

Three Months Ended April 30, 2013
(unaudited)
Expected volatility	45.6%
Expected term (in years)	0.67 - 1.17
Risk-free interest rate	0.09% - 0.11%
Dividend yield	—

Schedule of stock based compensation expense

During the fiscal years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2012 and 2013, we recognized stock-based compensation within the following line items in the consolidated statements of operations (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Cost of product revenue	$6	$10	$16	$3	$66
Cost of professional services revenue	9	17	27	4	19
Sales and marketing	57	124	198	37	105
Research and development	56	93	193	27	224
General and administrative	65	324	523	118	170

	$193	$568	$957	$189	$584